SCHEDULE OF MOVEMENT FOR CHANGES IN VALUATION ALLOWANCES (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Balance, beginning of the period	$ 1,232,478	$ 1,168,270
Additions	34,633	92,557
Utilization
Foreign exchange differences	40,030	(32,662)
Balance, end of the period	$ 1,307,141	$ 1,228,165